Deferred Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Deferred tax assets and liabilities
17. Deferred tax assets and liabilities

	Accelerated capital allowances £m	Cash flow hedges £m	Share -based payments £m	Acquired intangible assets £m	Losses £m	Other temporary differences £m	Total £m
At 1 July 2018 (as previously reported)	(0.8)	—	3.6	(13.2)	1.4	3.4	(5.6)
Revision	0.2	—	—	—	—	—	0.2

At 1 July 2018 (revised*)	(0.6)	—	3.6	(13.2)	1.4	3.4	(5.4)
(Charge)/credit to income	(3.1)	—	0.3	1.4	(0.3)	0.4	(1.3)
Credit to equity	—	0.3	0.1	—	—	—	0.4
Exchange differences	—	—	—	(0.6)	0.2	—	(0.4)

At 30 June 2019 (revised*)	(3.7)	0.3	4.0	(12.4)	1.3	3.8	(6.7)
(Charge)/credit to income	(4.6)	—	2.0	5.6	4.0	1.0	8.0
Charge to equity	—	(0.1)	(1.8)	—	—	(1.4)	(3.3)
Reclassification	(0.5)	—	—	—	—	0.5	—
Arising on acquisition	—	—	—	(12.0)	—	—	(12.0)
Exchange differences	—	—	—	(0.7)	—	0.1	(0.6)

At 30 June 2020 (revised*)	(8.8)	0.2	4.2	(19.5)	5.3	4.0	(14.6)
Credit/(charge) to income	(0.7)	—	1.2	0.8	—	—	1.3
Credit/(charge) to equity	—	(0.2)	0.3	—	—	0.8	0.9
Reclassification	(0.5)	—	—	0.2	(0.3)	0.6	—
Exchange differences	0.1	—	—	0.7	(0.1)	(0.3)	0.4

At 31 December 2020 (revised*)	(9.9)	—	5.7	(17.8)	4.9	5.1	(12.0)
(Charge)/credit to income	(5.3)	—	6.4	5.0	1.2	1.0	8.3
(Charge)/credit to equity	—	—	(4.5)	—	—	0.9	(3.6)
Arising on acquisition	—	—	—	(22.7)	—	(1.6)	(24.3)
Reclassification	0.5	—	—	0.1	—	(0.6)	—
Exchange differences	(0.1)	—	—	0.4	—	0.2	0.5

At 31 December 2021	(14.8)	—	7.6	(35.0)	6.1	5.0	(31.1)

*	See note 1( d ) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.
Deferred tax assets and liabilities are offset where the Group has a legally enforceable right to do so and an intention to settle net.
Deferred tax balances are comprised as follows:

	31 December 2021	31 December 2020 (revised*)	30 June 2020 (revised*)	30 June 2019 (revised*)
	£m	£m	£m	£m
Deferred tax assets to be recovered
Within 12 months	3.6	7.9	10.1	6.9
After more than 12 months	6.8	7.7	3.6	2.5

	10.4	15.6	13.7	9.4
Deferred tax liabilities to be recovered
Within 12 months	4.6	(0.1)	(3.5)	(1.4)
After more than 12 months	(46.1)	(27.5)	(24.8)	(14.7)

	(41.5)	(27.6)	(28.3)	(16.1)

Deferred tax liabilities (net)	(31.1)	(12.0)	(14.6)	(6.7)

Deferred tax is calculated using tax rates that are expected to apply in the period when the liability or asset is expected to be realized based on rates enacted or substantively enacted by the reporting date.